Accounts Payable, Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Current Liabilities

NOTE 5 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accounts payable, accrued expenses and other current liabilities consist of the following:

	Successor
	As of	As of
	June 30,2019	December 31, 2018
	(Unaudited)
Accounts payable	$8,697	$10,642
Other accrued expenses	3,151	3,577
Customer deposits	3,257	2,511
Accrued compensation	2,066	2,164
Accrued charge-backs	3,998	3,252
Accrued interest	348	453
Total	$21,517	$22,599

NOTE 9 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accounts payable, accrued expenses and other current liabilities consist of the following:

	Successor	Predecessor
	As of	As of
	December 31, 2018	December 31, 2017

Accounts payable	$10,642	$12,394
Other accrued expenses	3,577	2,893
Customer deposits	2,511	3,999
Accrued compensation	2,164	3,211
Accrued charge-backs	3,252	2,373
Accrued interest	453	311
Total	$22,599	$25,181